Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 29, 2023
Registrant Name	dei_EntityRegistrantName	LATTICE STRATEGIES TRUST
CIK	dei_EntityCentralIndexKey	0001605803
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2023
Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2023
Prospectus Date	rr_ProspectusDate	Nov. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Hartford Multifactor International Small Company ETF | Hartford Multifactor International Small Company ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ROIS
Hartford US Quality Growth ETF | Hartford US Quality Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQGO
Hartford US Value ETF | Hartford US Value ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMAX